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                PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

                         Supplement to the Prospectus
               dated July 26, 2000 (as revised February 8, 2001)

             Supplement to the Statement of Additional Information
                dated July 26, 2000 (as revised August 3, 2000)


                                                                   June 4,  2001


Dear Investor,

This is a supplement to the Prospectus and Statement of Additional Information of the fund listed above. The purpose of this supplement is to notify you of the following:

       PaineWebber Financial Services Growth Fund Inc. has been renamed:

                 "Brinson Financial Services Growth Fund Inc."


                                                                    Item #ZS-105